Deconsolidation (Details) - Schedule of Net Assets - Dec. 31, 2023 - Disposal of Shenzhen Kuxuanyou and its subsidiaries [Member]	CNY (¥)	USD ($)
Schedule of Net Assets [Line Items]
Total current assets	¥ 3,583,579	$ 505,962
Total other assets	115,270	16,275
Total assets	3,698,849	522,237
Total current liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration
Total loss on disposal	¥ 17,801,786	$ 2,526,259